Condensed Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Athena SpinCo Inc
Cash flows from Operating Activities:
Net loss	$ (3,250)
Changes in operating assets and liabilities:
Trade accounts payable	3,250
Non-cash Financing Activity:
Issuance of common shares	0.5
Capital Product Partners, L.P. ("CPLP")
Cash flows from Operating Activities:
Net loss											$ 9,535,000		$ 24,737,000		$ 35,648,000
Adjustments to reconcile net loss to net cash provided by operating activities:
Vessel depreciation and amortization (Note 4)											40,274,000		38,014,000		36,814,000
Amortization of above market acquired charters (Note 5)											2,510,000		827,000		234,000
Cash paid for drydocking											(2,312,000)		(520,000)		(2,189,000)
Changes in operating assets and liabilities:
Decrease (increase) in Due from charterers											(11,601,000)		(960,000)		(340,000)
Prepayments and other assets											(454,000)		(544,000)		332,000
Increase (Decrease) in Inventories											(4,366,000)		(281,000)		(201,000)
Trade accounts payable											5,439,000		1,049,000		322,000
Due to related parties											17,000		28,000		(66,000)
Accrued liabilities											1,955,000		2,110,000		343,000
Deferred revenue											(5,521,000)		35,000		(2,352,000)
Net cash provided by operating activities											35,476,000		64,495,000		68,545,000
Cash flows from Investing Activities:
Vessel acquisitions and improvements											(41,837,000)		(359,000)		(17,192,000)
Net cash used in investing activities											(41,837,000)		(359,000)		(17,192,000)
Cash flows from Financing Activities:
Net transfers from/(to) parent											6,082,000		(60,566,000)		(52,602,000)
Principal payments on long-term debt											(1,244,000)
Net cash provided by (used in) financing activities											4,838,000		(60,566,000)		(52,602,000)
Net decrease in cash, cash equivalents and restricted cash											(1,523,000)		3,570,000		(1,249,000)
Cash, cash equivalents and restricted cash - Beginning of period		$ 2,886,000			$ 4,409,000		$ 2,886,000	$ 4,409,000			4,409,000		839,000		2,088,000
Cash, cash equivalents and restricted cash - End of period	2,886,000		$ 2,886,000			$ 4,409,000			$ 2,886,000	$ 4,409,000	2,886,000		4,409,000		839,000
Supplemental disclosures:
Cash paid for interest expense											2,285,000		526,000		80,000
Non-cash Financing Activity:
Capital expenditures included in liabilities											373,000		44,000		261,000
Capitalized dry docking costs included in liabilities											474,000		5,000		525,000
Assumption of loans regarding the acquisition of the shares of the companies owning the M/T Aristaios, the M/T Anikitos and the M/T Amor (Notes 4, 6)											43,958,000				15,750,000
Cash and cash equivalents																$ 1,582,000
Restricted cash - Current assets																1,004,000
Restricted cash																300,000
Total Cash and cash equivalents, and Restricted cash shown in the Condensed Consolidated Statements of Cash Flows	2,886,000	2,886,000	2,886,000		4,409,000	4,409,000	2,886,000	4,409,000	2,886,000	4,409,000	4,409,000		839,000		$ 2,088,000	2,886,000
DSS holding
Cash flows from Operating Activities:
Net loss			(30,236)	$ (19,993)	(14,063)	(5,142)			(72,513,838)	(17,273,899)		$ (31,336,615)		$ 23,821,237
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expense									66,101,370	64,570,923		86,624,530		81,048,391
Amortization of deferred financing costs									2,494,404	2,129,247		2,852,476		3,305,693
Amortization of time charter hire contracts acquired									180,913	180,913		240,120		1,825,117
Loss on disposal of vessel equipment									34,058	197,179		217,886
Loss on sale of vessels									19,970,075
Loss on extinguishment of debt														6,365,571
(Earnings) loss in equity method investment												(32,953)		26,628
Amortization of the realized gain from recouponing swaps									(895,825)
Cash paid for drydocking									(17,746,399)	(12,972,495)		(17,115,084)		(1,853,611)
Changes in operating assets and liabilities:
Decrease (increase) in Due from charterers									11,908,313	1,221,567		(9,264,672)		(7,529,599)
Prepayments and other assets									2,351,370	(3,370,304)		(3,559,585)		510,499
Increase (Decrease) in Inventories									1,979,810	(7,847,511)		(5,659,660)		(5,258,656)
Decrease in Pool working capital contributions									2,027,640	1,239,719		3,319,591		1,406,303
Dividend received from equity method investment												1,443,182
(Decrease) increase in Other noncurrent assets									(9,420)	(728,614)		(275,821)		729,675
Increase (decrease) in Accounts payable and accrued expenses									5,993,623	5,292,829		7,179,222		(546,023)
Increase (decrease) in Deferred charter hire									1,610,875	(964,936)		(607,501)		299,750
Decrease in Other noncurrent liabilities														(261,492)
Net cash provided by operating activities									23,486,969	31,674,618		34,025,116		103,889,483
Cash flows from Investing Activities:
Maturities of time deposits										52,529,919		52,529,919		(52,529,919)
Payments for vessel under construction														(123,786,816)
Proceeds from sale of vessels									34,889,810
Payments for vessel additions									(4,699,777)	(2,290,546)		(3,487,317)		(3,377,203)
Payments for other property									(527,513)	(411,351)		(422,335)		(20,416)
Return of investment in Gemini Tankers, LLC												20,000
Acquisition costs									(1,654,395)
Net cash used in investing activities									28,008,125	49,828,022		48,640,267		(179,714,354)
Cash flows from Financing Activities:
Borrowings on long-term debt														782,650,000
Principal payments on long-term debt														(678,791,183)
Principal payments on long-term debt									(79,636,370)	(55,779,370)		(74,372,494)		(54,454,673)
Borrowings on revolving credit facilities									26,532,258			6,000,000
Repayments on revolving credit facilities									(1,209,677)
Dividends paid to partners														(60,000,000)
Cash received from recouponing swaps									6,813,000
Proceeds from partners' contributions in subsidiaries									49,000	980,000		980,000		16,208,808
Payments for deferred financing costs									(225,000)	(12,909)		(283,628)		(13,082,197)
Net cash provided by (used in) financing activities									(47,676,789)	(54,812,279)		(67,676,122)		(7,469,245)
Net decrease in cash, cash equivalents and restricted cash									3,818,305	26,690,361		14,989,261		(83,294,116)
Cash, cash equivalents and restricted cash - Beginning of period		88,157,889		84,339,584	96,040,684		88,157,889	96,040,684	84,339,584	69,350,323	96,040,684	69,350,323		152,644,439
Cash, cash equivalents and restricted cash - End of period	88,157,889		88,157,889		84,339,584	96,040,684			88,157,889	96,040,684	88,157,889	84,339,584	96,040,684	69,350,323
Supplemental disclosures:
Cash paid for interest expense									25,753,555	22,698,172
Cash paid for interest - net of amounts capitalized									25,815,765			30,559,620		27,821,706
Capital items recorded in Accounts payable and accrued expenses									33,724			58,465		834,029
Transfer from Construction in progress to Vessel														193,924,382
Amortization of Deferred financing charges recorded in Construction in progress														118,588
Non-cash Financing Activity:
Cash and cash equivalents																83,053,722
Restricted cash																5,104,167
Total Cash and cash equivalents, and Restricted cash shown in the Condensed Consolidated Statements of Cash Flows	88,157,889	88,157,889	88,157,889	84,339,584	96,040,684	96,040,684	88,157,889	96,040,684	84,339,584	69,350,323	96,040,684	$ 69,350,323	96,040,684	$ 152,644,439		88,157,889
Diamond S Shipping
Cash flows from Operating Activities:
Net loss		(820,000)		(19,993,000)	(14,063,000)		(9,397,000)	(34,056,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expense				22,058,000			51,199,000	44,112,000
Amortization of deferred financing costs							1,892,000	1,460,000
Amortization of time charter hire contracts acquired							872,000	119,000
Amortization of the realized gain from recouponing swaps							(1,377,000)
Stock-based compensation expense							861,000
Cash paid for drydocking							(7,691,000)	(12,067,000)
Changes in operating assets and liabilities:
Changes in assets and liabilities							(24,313,000)	5,034,000
Net cash provided by operating activities							12,046,000	4,602,000
Cash flows from Investing Activities:
Acquisition costs							(292,683,000)
Transaction costs							(18,804,000)
Vessel acquisitions and improvements							(7,388,000)	(1,295,000)
Net cash used in investing activities							(318,875,000)	(1,295,000)
Cash flows from Financing Activities:
Borrowings on long-term debt							300,000,000
Principal payments on long-term debt							(35,496,000)	(37,186,000)
Borrowings on revolving credit facilities							56,000,000	6,000,000
Repayments on revolving credit facilities							(26,323,000)
Proceeds from partners' contributions in subsidiaries							980,000	49,000
Payments for deferred financing costs							(6,959,000)	(271,000)
Net cash provided by (used in) financing activities							288,202,000	(31,408,000)
Net decrease in cash, cash equivalents and restricted cash							(18,627,000)	(28,101,000)
Cash, cash equivalents and restricted cash - Beginning of period		88,158,000			96,041,000		88,158,000	96,041,000			96,041,000
Cash, cash equivalents and restricted cash - End of period	88,158,000		88,158,000	67,940,000		96,041,000	69,531,000	67,940,000	88,158,000	96,041,000	88,158,000		96,041,000
Supplemental disclosures:
Cash paid for interest expense							22,075,000	15,972,000
Unpaid transaction costs in Accounts payable and accrued expenses at the end of the period							280,000
Unpaid vessel additions in Accounts payable and accrued expenses at the end of the period							2,485,000
Non-cash Financing Activity:
Cash and cash equivalents																83,054,000
Restricted cash																5,104,000
Total Cash and cash equivalents, and Restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$ 88,158,000	$ 88,158,000	$ 88,158,000	$ 67,940,000	$ 96,041,000	$ 96,041,000	$ 88,158,000	$ 96,041,000	$ 88,158,000	$ 96,041,000	$ 96,041,000		$ 96,041,000			$ 88,158,000